UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 14.6%
Automobiles - 1.1%
Harley-Davidson, Inc.	23,125	$1,303,788

Distributors - 1.0%
LKQ Corp. (a)	38,175	1,205,567

Household Durables - 1.1%
D.R. Horton, Inc.	20,950	670,400
TopBuild Corp. (a)	17,352	728,437
		1,398,837
Leisure Products - 1.1%
Brunswick Corp.	22,075	1,322,072

Media - 5.6%
CBS Corp. Class B	30,025	1,979,248
The Walt Disney Co.	11,775	1,296,310
Time Warner Inc.	9,825	964,913
Viacom Inc. Class B	61,000	2,650,450
		6,890,921
Multiline Retail - 2.6%
Kohl's Corp.	23,210	989,210
Target Corp.	37,385	2,197,116
		3,186,326
Specialty Retail - 1.6%
Bed Bath & Beyond Inc.	33,025	1,334,210
Lumber Liquidators Holdings, Inc. (a)	38,775	687,481
		2,021,691
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	31,425	628,814

Consumer Staples - 6.5%
Food & Staples Retailing - 4.6%
CVS Health Corp.	27,675	2,230,052
Walgreens Boots Alliance, Inc.	28,525	2,463,989
Wal-Mart Stores, Inc.	12,600	893,718
		5,587,759
Household Products - 1.9%
Kimberly-Clark Corp.	10,468	1,387,533
The Procter & Gamble Co.	10,525	958,512
		2,346,045

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 9.2%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	20,844	$1,675,024

Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	19,475	1,024,190
Chevron Corp.	17,970	2,021,625
Devon Energy Corp.	38,325	1,661,772
EOG Resources, Inc.	11,975	1,161,455
Exxon Mobil Corp.	35,970	2,925,080
Noble Energy, Inc.	22,425	816,494
		9,610,616
Financials - 15.2%
Banks - 11.8%
Associated Banc-Corp	50,102	1,290,127
Bank of America Corp.	119,525	2,949,877
CIT Group Inc.	35,975	1,543,328
Citigroup Inc.	41,825	2,501,553
First Horizon National Corp.	63,335	1,262,900
JPMorgan Chase & Co.	28,325	2,566,811
PNC Financial Services Group, Inc.	7,925	1,008,298
SunTrust Banks, Inc.	11,300	672,237
Zions Bancorporation	13,800	619,620
		14,414,751
Capital Markets - 2.9%
Northern Trust Corp.	13,785	1,204,120
State Street Corp.	29,650	2,363,401
		3,567,521
Consumer Finance - 0.5%
Discover Financial Services	8,770	623,898

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 16.2%
Biotechnology - 7.3%
AbbVie Inc.	29,975	$1,853,654
Amgen Inc.	9,900	1,747,647
Celgene Corp. (a)	18,575	2,294,198
Exact Sciences Corp. (a)	113,275	2,437,678
Shire PLC ADR	3,602	650,881
		8,984,058
Health Care Equipment & Supplies - 1.1%
Zimmer Biomet Holdings, Inc.	11,300	1,323,004

Health Care Providers & Services - 5.7%
Express Scripts Holding Co. (a)	34,375	2,428,594
Hanger, Inc. (a)	149,825	2,097,550
McKesson Corp.	16,760	2,516,179
		7,042,323
Pharmaceuticals - 2.1%
Johnson & Johnson	10,435	1,275,261
Pfizer Inc.	38,475	1,312,767
		2,588,028
Industrials - 11.6%
Air Freight & Logistics - 1.3%
FedEx Corp.	7,925	1,529,367

Airlines - 0.8%
Delta Air Lines, Inc.	20,800	1,038,544

Building Products - 2.9%
Johnson Controls Int'l. PLC	41,091	1,723,357
Masco Corp.	55,450	1,873,101
		3,596,458
Electrical Equipment - 2.7%
ABB Ltd. ADR	78,875	1,778,631
Rockwell Automation, Inc.	9,950	1,503,445
		3,282,076
Industrial Conglomerates - 2.5%
General Electric Co.	67,200	2,003,232
3M Co.	6,000	1,118,100
		3,121,332
Machinery - 0.5%
Ingersoll-Rand PLC	7,425	589,248

Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	24,950	1,072,850

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 24.7%
Communications Equipment - 3.8%
Cisco Systems, Inc.	79,660	$2,722,779
Lumentum Holdings, Inc. (a)	20,107	922,911
Viavi Solutions Inc. (a)	106,535	1,067,481
		4,713,171
Electronic Equipment, Instruments & Components - 1.8%
Corning Inc.	60,975	1,683,520
Maxwell Technologies, Inc. (a)	93,997	477,505
		2,161,025
Internet Software & Services - 3.6%
Alphabet, Inc. Class A (a)	4,450	3,759,938
eBay Inc. (a)	20,770	704,103
		4,464,041
IT Services - 3.2%
Alliance Data Systems Corp.	8,550	2,077,479
PayPal Holdings, Inc. (a)	30,270	1,271,340
Visa Inc. Class A	7,000	615,580
		3,964,399
Semiconductors & Semiconductor Equipment - 6.0%
Infineon Technologies A.G. ADR	51,875	922,856
Intel Corp.	33,275	1,204,555
Maxim Integrated Products, Inc.	20,155	892,867
NXP Semiconductors N.V. (a)	20,525	2,110,175
Qualcomm, Inc.	38,780	2,190,294
		7,320,747
Software - 4.0%
Microsoft Corp.	46,851	2,997,527
Oracle Corp.	46,075	1,962,334
		4,959,861
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc.	10,675	1,462,368
Hewlett Packard Enterprise Co.	28,125	641,813
HP Inc.	38,025	660,494
		2,764,675
Materials - 1.2%
Metals & Mining - 1.2%
Freeport-McMoRan Inc. (a)	106,075	1,421,405

Real Estate - 0.5%
Real Estate Investment Trusts - 0.5%
DiamondRock Hospitality Co.	51,475	559,533

TOTAL COMMON STOCKS (COST $119,012,768)		122,279,775

4

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%

Money Market Funds - 0.2%
Fidelity Inst'l. Government Portfolio Class I, 0.456% (b)	255,955	$255,955

Total Money Market Funds		255,955

TOTAL SHORT-TERM INVESTMENTS (COST $255,955)		255,955

TOTAL INVESTMENTS - 99.9% (COST $119,268,723)		122,535,730

NET OTHER ASSETS AND LIABILITIES - 0.1%		162,527

NET ASSETS - 100.0%		$122,698,257

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2017.

ADR:	American Depositary Receipt
A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At February 28, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$119,271,999
Unrealized appreciation	$12,120,711
Unrealized depreciation	$(8,856,980)
Net unrealized appreciation (depreciation)	$3,263,731

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 19.8%
Automobiles - 1.2%
Harley-Davidson, Inc.	10,300	$580,714

Distributors - 1.3%
LKQ Corp. (a)	18,445	582,493

Hotels, Restaurants & Leisure - 1.0%
Extended Stay America, Inc.	27,325	472,722

Household Durables - 4.8%
D.R. Horton, Inc.	15,500	496,000
Newell Brands, Inc.	9,956	488,143
PulteGroup Inc.	21,750	479,587
Toll Brothers, Inc. (a)	7,400	252,636
TopBuild Corp. (a)	12,625	529,997
		2,246,363
Leisure Products - 1.2%
Brunswick Corp.	9,425	564,463

Multiline Retail - 1.4%
Kohl's Corp.	15,310	652,512

Specialty Retail - 4.3%
Bed Bath & Beyond Inc.	22,680	916,272
Chico's FAS, Inc.	15,325	221,906
Lumber Liquidators Holdings, Inc. (a)	30,275	536,776
Urban Outfitters, Inc. (a)	12,375	322,121
		1,997,075
Textiles, Apparel & Luxury Goods - 4.6%
Coach, Inc.	8,655	329,669
Hanesbrands, Inc.	36,240	725,162
Michael Kors Holdings Ltd. (a)	9,625	351,313
Skechers U.S.A., Inc. Class A (a)	29,375	754,056
		2,160,200
Consumer Staples - 5.3%
Food Products - 5.3%
Amplify Snack Brands, Inc. (a)	49,925	500,248
Inventure Foods, Inc. (a)	94,925	529,681
Lamb Weston Holdings, Inc.	12,225	479,098
The Hain Celestial Group, Inc. (a)	10,025	354,685
The J. M. Smucker Co.	4,130	585,345
		2,449,057

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 5.2%
Energy Equipment & Services - 1.4%
Helmerich & Payne, Inc.	3,410	$233,142
TechnipFMC PLC (a)	13,125	424,200
		657,342
Oil, Gas & Consumable Fuels - 3.8%
Cameco Corp.	19,750	219,028
Devon Energy Corp.	7,900	342,544
Noble Energy, Inc.	18,700	680,867
Pioneer Natural Resources Co.	1,275	237,112
Southwestern Energy Co. (a)	40,200	301,902
		1,781,453
Financials - 16.7%
Banks - 8.2%
Associated Banc-Corp	31,343	807,082
CIT Group Inc.	21,530	923,637
First Horizon National Corp.	39,070	779,056
Regions Financial Corp.	15,385	234,929
SunTrust Banks, Inc.	7,895	469,674
Zions Bancorporation	13,235	594,251
		3,808,629
Capital Markets - 3.3%
Eaton Vance Corp.	10,720	499,874
Northern Trust Corp.	9,305	812,792
State Street Corp.	2,775	221,195
		1,533,861
Consumer Finance - 1.2%
Discover Financial Services	8,204	583,633

Insurance - 2.1%
FNF Group	13,100	502,123
Unum Group	9,580	467,791
		969,914
Mortgage Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	32,525	361,028

Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc. (a)	17,325	492,030

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 14.9%
Biotechnology - 3.5%
Exact Sciences Corp. (a)	51,975	$1,118,502
MiMedx Group Inc. (a)	58,650	502,630
		1,621,132
Health Care Equipment & Supplies - 2.4%
Hologic, Inc. (a)	8,575	347,974
Natus Medical Inc. (a)	3,825	141,621
Zimmer Biomet Holdings, Inc.	5,200	608,816
		1,098,411
Health Care Providers & Services - 7.0%
Acadia Healthcare Co. Inc. (a)	13,275	593,658
Envision Healthcare Corp. (a)	8,505	595,350
Hanger, Inc. (a)	94,044	1,316,616
McKesson Corp.	2,415	362,564
Patterson Cos., Inc.	8,130	369,509
		3,237,697
Life Sciences Tools & Services - 0.2%
Fluidigm Corp. (a)	16,200	106,272

Pharmaceuticals - 1.8%
Jazz Pharmaceuticals PLC (a)	6,325	838,821

Industrials - 11.7%
Building Products - 3.1%
A.O. Smith Corp.	6,675	336,153
Masco Corp.	20,975	708,535
USG Corp. (a)	11,125	375,246
		1,419,934
Electrical Equipment - 2.4%
Regal Beloit Corp.	9,080	676,006
Rockwell Automation, Inc.	3,000	453,300
		1,129,306
Machinery - 4.0%
Ingersoll-Rand PLC	8,450	670,592
Mueller Water Products, Inc. Class A	25,525	316,255
SPX Corp. (a)	8,950	236,101
SPX Flow, Inc. (a)	18,740	637,160
		1,860,108
Trading Companies & Distributors - 2.2%
HD Supply Holdings, Inc. (a)	13,950	599,850
W.W. Grainger, Inc.	1,788	443,352
		1,043,202

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 17.6%
Communications Equipment - 2.0%
Lumentum Holdings, Inc. (a)	8,631	$396,163
Viavi Solutions Inc. (a)	52,781	528,866
		925,029
Electronic Equipment, Instruments & Components - 1.6%
FARO Technologies, Inc. (a)	6,250	215,625
InvenSense, Inc. (a)	23,475	289,916
Maxwell Technologies, Inc. (a)	49,997	253,985
		759,526
Internet Software & Services - 1.0%
Liquidity Services, Inc. (a)	54,575	444,786

IT Services - 3.0%
Alliance Data Systems Corp.	4,195	1,019,301
Fiserv, Inc. (a)	3,194	368,588
		1,387,889
Semiconductors & Semiconductor Equipment - 5.9%
Cavium Inc. (a)	8,825	578,126
Infineon Technologies A.G. ADR	25,950	461,651
Maxim Integrated Products, Inc.	15,291	677,391
NXP Semiconductors N.V. (a)	10,025	1,030,670
		2,747,838
Software - 0.5%
Take-Two Interactive Software, Inc. (a)	3,935	224,216

Technology Hardware, Storage & Peripherals - 3.6%
CPI Card Group Inc.	123,813	557,158
Electronics for Imaging, Inc. (a)	10,000	460,700
Nimble Storage, Inc. (a)	27,675	251,012
Pure Storage, Inc. Class A (a)	19,875	226,575
Stratasys Ltd. (a)	3,900	77,103
3D Systems Corp. (a)	7,250	110,200
		1,682,748
Materials - 3.7%
Chemicals - 1.5%
Ecolab Inc.	2,581	319,967
Int'l. Flavors & Fragrances Inc.	2,935	368,930
		688,897
Containers & Packaging - 0.4%
AptarGroup, Inc.	2,650	197,452

Metals & Mining - 1.8%
Freeport-McMoRan Inc. (a)	38,550	516,570
Lundin Mining Corp. (a)	26,900	161,446
Stillwater Mining Co. (a)	9,100	155,246
		833,262

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Real Estate - 3.0%
Real Estate Investment Trusts - 1.9%
DiamondRock Hospitality Co.	40,800	$443,496
Host Hotels & Resorts Inc.	24,810	446,332
		889,828
Real Estate Management & Development - 1.1%
Realogy Holdings Corp.	18,375	508,987

Utilities - 1.6%
Multi-Utilities - 1.6%
MDU Resources Group, Inc.	15,625	423,594
SCANA Corp.	4,875	338,081
		761,675

TOTAL COMMON STOCKS (COST $39,067,240)		46,300,505

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.4%

Money Market Funds - 0.4%
Fidelity Inst'l. Government Portfolio Class I, 0.456% (b)	214,918	$214,918

Total Money Market Funds		214,918

TOTAL SHORT-TERM INVESTMENTS (COST $214,918)		214,918

TOTAL INVESTMENTS - 99.9% (COST $39,282,158)		46,515,423

NET OTHER ASSETS AND LIABILITIES - 0.1%		24,718

NET ASSETS - 100.0%		$46,540,141

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2017.

ADR:	American Depositary Receipt
A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At February 28, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$39,492,272
Unrealized appreciation	$10,993,617
Unrealized depreciation	$(3,970,466)
Net unrealized appreciation (depreciation)	$7,023,151

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

6

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS - 96.6%

Asset-Backed Securities - 13.5%
Air Canada
5.375% due 5/15/2021, Series 2013-1 B (e)	$9,355,870	$9,730,105
5.000% due 12/15/2023, Series 2015-2 B (e)	5,472,118	5,622,602

America West Airlines
7.930% due 1/2/2019, Series 1999-1	4,754,417	5,039,682
8.057% due 7/2/2020, Series 2000-1	19,614	22,065
7.100% due 4/2/2021, Series 2001-1	4,389,561	4,762,674

American Airlines
7.000% due 1/31/2018, Series 2011-1 B (e)	21,140,439	21,933,205

Basketball Properties Ltd.
6.650% due 3/1/2025 (e)	4,351,654	4,683,468

Beaver Valley II Funding
9.000% due 6/1/2017	240,000	239,998

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 B (e)	29,443,009	30,767,944
5.625% due 6/20/2020, Series 2013-1 B (e)	61,326	64,085

Bvps II Funding Corp.
8.890% due 6/1/2017	2,000	2,004

CAL Funding II Ltd.
3.470% due 10/25/2022, Series 2012-1A A (e)	1,583,833	1,532,457
3.350% due 3/27/2023, Series 2013-1A A (e)	3,948,083	3,856,145

COBALT CMBS Commercial Mortgage Trust
5.775% due 6/15/2017, Series 2007-C3 (b)	2,897,057	2,918,767

COMM Mortgage Trust
5.792% due 7/10/2017, Series 2007-C9 (b)	6,459,687	6,506,753

Continental Airlines
6.748% due 3/15/2017, Series 1998-1 B	107,249	107,185
6.648% due 9/15/2017, Series 1998-1 A	883,074	886,297
6.900% due 1/2/2018, Series 1997-4 A	32,818	33,147
6.820% due 5/1/2018, Series 1998-3 A-1	61,861	63,408
6.000% due 1/12/2019, Series 2010-1 B	2,598,843	2,689,802
7.256% due 3/15/2020, Series 1999-2 A-1	28,124	30,164
6.250% due 4/11/2020, Series 2012-1 B	6,462,334	6,769,294
5.500% due 10/29/2020, Series 2012-2 B	9,773,051	10,163,973

Delta Air Lines
8.021% due 8/10/2022, Series 2007-1 B	2,142,031	2,420,495

Dong Fang Container Finance SPV Ltd.
3.960% due 9/25/2023, Series 2013-1 A (e)	3,801,870	3,584,883
3.550% due 4/25/2024, Series 2014-1 A (e)	417,726	384,255

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1 B (e)	26,497,483	27,292,407
6.125% due 11/30/2019, Series 2013-1 B (e)	4,317,573	4,447,100

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2019, Series 2012-1 B (e)	10,819,143	11,134,121

EngenCap ABS Trust
3.670% due 7/20/2020, Series 2016-1 A (e)	30,000,000	29,013,000

Express Pipeline LP
7.390% due 12/31/2017 (e)	246,000	252,881

Federal Express Corp.
7.840% due 1/30/2018, Series 1996-B2	86,158	90,466

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (e)	$1,856,880	$1,921,871

GCCFC Commercial Mortgage Trust
5.736% due 8/10/2017, Series 2007-GG11	3,204,174	3,231,649

Global Container Assets Ltd.
2.100% due 2/5/2019, Series 2015-1 A (e)	4,791,202	4,711,645

Great River Energy
5.829% due 7/1/2017 (e)	516,647	521,196

Landmark Leasing LLC
6.200% due 10/1/2022, Series 2004A (e)	329,402	330,362

Latam Airlines Group
4.500% due 11/15/2023, Series 2015-1 B	5,378,296	5,237,116

LB Commercial Mortgage Trust
5.967% due 6/15/2017, Series 2007-C3 (b)	4,983,875	5,024,074

Northwest Airlines
8.028% due 11/1/2017, Series 2007-1 B	89,656	93,690
7.575% due 3/1/2019, Series 1999-2 A	842,945	876,662
7.150% due 10/1/2019, Series 2000-1 G (b)	18,913	19,823
6.264% due 11/20/2021, Series 2002-1 G-2	1,183,586	1,272,355

Prudential Securities Structured Assets, Inc.
1.199% due 3/2/2025, Series 1998-1 A (b)(e)	10,901,944	9,948,024

SCG Trust
4.268% due 11/15/2017, Series 2013-SRP1 (b)(e)	11,040,000	10,694,327

SEACO
3.190% due 7/17/2029, Series 2014-1A (e)	2,818,333	2,726,307

Textainer Marine Containers III Ltd.
3.900% due 9/20/2023, Series 2013-1 A (e)	666,362	664,652
3.270% due 10/20/2024, Series 2014-1 A (e)	18,338,667	17,791,241

TRU Trust
3.020% due 11/15/2019, Series 2016-1 A (b)(e)	9,944,220	9,971,347
3.920% due 11/15/2019, Series 2016-1 B (b)(e)	14,600,000	14,675,672
4.770% due 11/15/2019, Series 2016-1 C (b)(e)	9,000,000	9,053,106

United Air Lines
5.375% due 8/15/2021, Series 2013-1 B	1,925,328	2,011,967

US Airways
8.360% due 1/20/2019, Series 1999-1 A	29,007	30,167
8.000% due 10/1/2019, Series 2012-1 B	19,215,598	21,290,883
7.076% due 3/20/2021, Series 2001-1 G	798,418	856,304

Virgin Australia Trust
5.000% due 10/23/2023, Series 2013-1 A (e)	174,008	180,307

Total Asset-Backed Securities		320,179,579

Convertible Bonds - 0.3%
Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,327,273

Total Convertible Bonds		7,327,273

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds - 79.7%
Actavis Funding SCS
1.300% due 6/15/2017	$20,849,000	$20,847,728
2.350% due 3/12/2018	3,011,000	3,032,887

AerCap Aviation Solutions B.V.
6.375% due 5/30/2017	1,525,000	1,542,995

AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
2.750% due 5/15/2017	3,033,000	3,040,540

Agilent Technologies, Inc.
6.500% due 11/1/2017	3,332,000	3,424,543

Air Lease Corp.
5.625% due 4/1/2017 (c)	1,770,000	1,769,044
2.125% due 1/15/2018	350,000	351,177

American Equity Investment Life Holding Co.
6.625% due 7/15/2021	23,888,000	24,962,960

American Express Bank, FSB
6.000% due 9/13/2017	3,000,000	3,073,815

American Express Centurion Bank
5.950% due 6/12/2017	1,494,000	1,513,104

American Express Co.
6.150% due 8/28/2017	3,212,000	3,285,124

American Express Credit Corp.
1.125% due 6/5/2017	20,000,000	19,997,700

American Tower Corp.
4.500% due 1/15/2018	103,000	105,433

Ameritech Capital Funding Corp.
6.450% due 1/15/2018	744,000	773,421

Appalachian Power Co.
5.000% due 6/1/2017	195,000	196,758

Applied Materials, Inc.
7.125% due 10/15/2017	466,000	481,757

Arrow Electronics, Inc.
3.000% due 3/1/2018	2,594,000	2,624,298

Assured Guaranty US Holdings Inc.
3.343% due 12/15/2066 (b)	14,597,000	11,165,683

Astoria Financial Corp.
5.000% due 6/19/2017	31,792,000	31,999,634

AT&T Inc.
1.400% due 12/1/2017	546,000	545,668

Athene Global Funding
2.875% due 10/23/2018 (e)	33,217,000	33,432,412

Autodesk, Inc.
1.950% due 12/15/2017	6,144,000	6,155,330

Avery Dennison Corp.
6.625% due 10/1/2017 (e)	1,100,000	1,126,776

Avon Products, Inc.
6.600% due 3/15/2020 (b)	500,000	510,000

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp.
5.420% due 3/15/2017	$700,000	$701,002
2.898% due 3/23/2017 (b)	500,000	499,676
6.100% due 6/15/2017	1,550,000	1,570,169
6.000% due 9/1/2017	535,000	547,242
5.750% due 12/1/2017	1,400,000	1,443,849
3.700% due 10/9/2024 (b)	35,000,000	33,600,000

Barclays Bank PLC
1.750% due 2/22/2019 (c)	15,000,000	14,957,535

BB&T Corp.
4.900% due 6/30/2017	813,000	821,608

Beam Suntory Inc.
1.875% due 5/15/2017	2,522,000	2,524,308

Bear Stearns Cos. LLC
6.400% due 10/2/2017	2,909,000	2,992,945

BGC Partners Inc.
5.375% due 12/9/2019	110,000	115,825

Black Knight InfoServ, LLC / Black Knight Lending Solutions, Inc.
5.750% due 4/15/2023	4,354,000	4,549,930

Brandywine Operating Partnership, L.P.
5.700% due 5/1/2017	1,575,000	1,585,296
4.950% due 4/15/2018	540,000	556,171

Broadridge Financial Solutions, Inc.
6.125% due 6/1/2017	4,614,000	4,662,839

Brookfield Asset Management Inc.
5.800% due 4/25/2017	195,000	196,182

Bunge Ltd. Finance Corp.
3.200% due 6/15/2017	2,045,000	2,055,883

Cabot Corp.
2.550% due 1/15/2018	18,210,000	18,339,036

Camden Property Trust
5.700% due 5/15/2017	698,000	704,064

Capital One Bank USA N.A.
1.300% due 6/5/2017	4,736,000	4,736,142

Capital One Financial Corp.
6.750% due 9/15/2017	7,243,000	7,447,948

Capital One N.A.
1.500% due 9/5/2017	9,920,000	9,926,984
1.650% due 2/5/2018	7,635,000	7,642,902
1.500% due 3/22/2018	110,000	109,821

Carpenter Technology Corp.
6.990% due 4/20/2018	2,415,000	2,499,477
7.060% due 5/21/2018	500,000	516,692
7.030% due 5/22/2018	8,000	8,260

Catholic Health Initiatives
1.600% due 11/1/2017	3,544,000	3,545,999

CBS Corp.
1.950% due 7/1/2017	2,200,000	2,202,625

Celgene Corp.
1.900% due 8/15/2017	1,000,000	1,001,768

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
CenterPoint Energy Resources Corp.
6.125% due 11/1/2017	$467,000	$480,921

Citigroup, Inc.
1.550% due 8/14/2017	3,980,000	3,983,363
1.850% due 11/24/2017	390,000	391,400
3.625% due 10/15/2024 (b)	35,000,000	34,673,100

Citizens Bank, N.A.
1.600% due 12/4/2017	6,123,000	6,128,566

Cleveland Electric Illuminating Co.
7.880% due 11/1/2017	582,000	604,969

CNA Financial Corp.
6.950% due 1/15/2018	211,000	220,072

Comerica Bank
5.200% due 8/22/2017	1,100,000	1,118,697

Compass Bank
1.850% due 9/29/2017	880,000	880,582
6.400% due 10/1/2017	3,169,000	3,246,536

Constellation Brands, Inc.
7.250% due 5/15/2017	2,525,000	2,553,154

Credit Suisse A.G. New York
1.375% due 5/26/2017	835,000	835,693
1.750% due 1/29/2018	2,819,000	2,823,282
6.000% due 2/15/2018	24,245,000	25,191,428

D.R. Horton, Inc.
4.750% due 5/15/2017	331,000	333,135
3.625% due 2/15/2018	1,041,000	1,054,013

Deutsche Bank AG
1.350% due 5/30/2017	16,179,000	16,178,498
6.000% due 9/1/2017	28,296,000	28,888,943
1.875% due 2/13/2018	7,529,000	7,528,089

Developers Diversified Realty Corp.
7.500% due 4/1/2017	1,243,000	1,248,866

Discover Financial Services
6.450% due 6/12/2017	5,598,000	5,670,690
10.250% due 7/15/2019	11,304,000	13,035,671

Domtar Corp.
10.750% due 6/1/2017	10,307,000	10,517,912

Dun & Bradstreet Corp.
3.250% due 12/1/2017	852,000	860,963

eBay Inc.
2.500% due 3/9/2018	583,000	588,074

El Paso Corp.
7.000% due 6/15/2017	3,723,000	3,779,913

Ensco PLC
8.000% due 1/31/2024 (e)	12,306,000	12,613,650

Enterprise Products Operating LLC
7.000% due 6/1/2067 (b)	8,538,000	7,701,805

ERP Operating L.P.
5.750% due 6/15/2017	1,000,000	1,012,557

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Estee Lauder Cos. Inc.
5.550% due 5/15/2017	$500,000	$504,283

Everest Reinsurance Holdings Inc.
6.600% due 5/15/2037 (b)	8,692,000	8,007,505

Exelon Corp.
1.550% due 6/9/2017	801,000	801,197

Exelon Generation Co., LLC
6.200% due 10/1/2017	6,232,000	6,395,827

Express Scripts Holding Co.
1.250% due 6/2/2017	3,715,000	3,714,584

Fairfax Financial Holdings Ltd.
7.375% due 4/15/2018	24,226,500	25,563,730

Fidelity National Financial, Inc.
6.600% due 5/15/2017	3,897,000	3,933,706

Fidelity National Information Services, Inc.
1.450% due 6/5/2017	918,000	918,280
5.000% due 3/15/2022	100,000	102,594

Fifth Third Bancorp
4.900% due 9/30/2019 (b)(d)	40,162,000	39,760,380

First Industrial, L.P.
5.950% due 5/15/2017	2,000,000	2,017,910

FMC Technologies, Inc.
2.000% due 10/1/2017	11,563,000	11,557,369

Ford Motor Credit Co. LLC
3.000% due 6/12/2017	30,277,000	30,417,031
6.625% due 8/15/2017	1,601,000	1,637,783
1.724% due 12/6/2017	2,553,000	2,554,128

Freeport-McMoRan Inc.
6.125% due 6/15/2019 (e)	10,233,000	10,309,747
6.500% due 11/15/2020 (e)	16,327,000	16,775,992
6.625% due 5/1/2021 (e)	24,585,000	25,076,700
6.750% due 2/1/2022 (e)	7,970,000	8,288,800

GATX Corp.
1.250% due 3/4/2017	500,000	499,999

General Electric Capital Corp.
1.414% due 5/5/2026 (b)	613,000	602,076

General Motors Financial Co., Inc.
2.625% due 7/10/2017	11,600,000	11,644,312
4.750% due 8/15/2017	5,050,000	5,123,604
3.000% due 9/25/2017	439,000	442,612

Genworth Financial Inc.
7.700% due 6/15/2020	2,918,000	2,918,000

GFI Group Inc.
8.375% due 7/19/2018 (b)	66,627,000	71,624,025

Globo Comunicacao e Participacoes S.A.
5.307% due 5/11/2022 (c)(e)	16,990,000	17,074,950

Goldman Sachs Group, Inc.
6.250% due 9/1/2017	5,397,000	5,520,321
5.950% due 1/18/2018	2,434,000	2,526,219

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Great Plains Energy Inc.
6.875% due 9/15/2017	$475,000	$487,000

Hartford Financial Services Group, Inc.
5.375% due 3/15/2017	1,041,000	1,042,524

HCP, Inc.
5.625% due 5/1/2017	1,336,000	1,344,998

Hewlett Packard Enterprise Co.
2.450% due 10/5/2017 (c)	2,302,000	2,312,272

Highmark Inc.
4.750% due 5/15/2021 (e)	30,715,000	31,265,536

Highwoods Realty L.P.
7.500% due 4/15/2018	980,000	1,039,289

Hospitality Properties Trust
6.700% due 1/15/2018	5,039,000	5,128,684

HRPT Properties Trust
6.650% due 1/15/2018	35,243,000	35,861,056

HSBC USA Inc.
1.300% due 6/23/2017	448,000	448,042

Huntington National Bank
1.375% due 4/24/2017	570,000	570,156

ING U.S., Inc.
2.900% due 2/15/2018 (b)	552,000	558,273

Ingram Micro Inc.
5.250% due 9/1/2017	210,000	212,114

International Lease Finance Corp.
8.750% due 3/15/2017 (c)	1,543,000	1,546,546
8.875% due 9/1/2017	4,411,000	4,571,070

INVISTA Finance LLC
4.250% due 10/15/2019 (e)	32,365,000	33,715,631

ITC Holdings Corp.
6.050% due 1/31/2018 (e)	3,746,000	3,902,965

Jabil Circuit, Inc.
8.250% due 3/15/2018	39,316,000	41,829,865

Johnson Controls Int'l. plc
3.750% due 1/15/2018	50,000	50,709

JPMorgan Chase & Co.
7.900% due 4/30/2018 (b)(d)	36,491,000	37,950,640

KeyBank N.A.
5.700% due 11/1/2017	1,292,000	1,326,474

Kinder Morgan Inc.
7.000% due 2/1/2018	22,316,000	23,336,868

Koninklijke Ahold Delhaize N.V.
6.500% due 6/15/2017	9,235,000	9,354,658

Kraft Heinz Foods Co.
2.250% due 6/5/2017	597,000	598,085
1.600% due 6/30/2017	770,000	771,364
6.125% due 8/23/2018 (e)	50,000	53,100

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Lennox Int'l. Inc.
4.900% due 5/15/2017	$1,500,000	$1,509,329

Lincoln National Corp.
3.399% due 5/17/2066 (b)	25,985,000	22,712,267
6.050% due 4/20/2067 (b)	19,155,000	16,185,975

Mack-Cali Realty L.P.
2.500% due 12/15/2017	1,439,000	1,441,215

Manufacturers & Traders Trust Co.
6.625% due 12/4/2017	9,665,000	10,034,561
1.996% due 12/28/2020 (b)	14,173,000	14,088,472
1.571% due 12/1/2021 (b)	1,002,000	976,950

Masco Corp.
6.625% due 4/15/2018	13,792,000	14,455,533

Mattel, Inc.
1.700% due 3/15/2018	445,000	445,147

MBIA Inc.
6.400% due 8/15/2022	75,017,000	74,735,686

Medco Health Solutions, Inc.
7.125% due 3/15/2018	712,000	751,275

Merrill Lynch & Co.
5.700% due 5/2/2017	8,731,000	8,790,694
6.400% due 8/28/2017	2,898,000	2,969,253

MetLife, Inc.
1.903% due 12/15/2017 (c)	708,000	709,900

Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (e)	22,665,000	24,251,550

Molson Coors Brewing Co.
2.000% due 5/1/2017	1,231,000	1,232,523

Monsanto Co.
1.150% due 6/30/2017	486,000	485,535

Morgan Stanley
5.550% due 4/27/2017	755,000	759,887
6.250% due 8/28/2017	2,823,000	2,890,808
1.875% due 1/5/2018	5,000,000	5,016,315
3.693% due 4/1/2021 (b)	130,000	134,388
3.693% due 6/9/2023 (b)	100,000	99,375

MPT Operating Partnership, L.P.
6.375% due 2/15/2022	21,657,000	22,387,924

Murray Street Investment Trust I
4.647% due 3/9/2017 (c)	3,568,000	3,570,712

National Australia Bank Ltd.
2.750% due 3/9/2017	2,500,000	2,500,693

National City Bank of Cleveland OH
5.800% due 6/7/2017	4,207,000	4,254,653

National Retail Properties Inc.
6.875% due 10/15/2017	1,646,000	1,697,472

NetApp, Inc.
2.000% due 12/15/2017	7,688,000	7,709,073

Neuberger Berman Group LLC
5.875% due 3/15/2022 (e)	23,150,000	23,833,365

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	$296,000	$296,873

Noble Drilling Corp.
7.500% due 3/15/2019	19,381,000	20,301,597

Noble Energy, Inc.
5.625% due 5/1/2021	25,272,000	26,136,227

Noble Holding Int'l. Ltd.
4.900% due 8/1/2020	667,000	664,666
4.625% due 3/1/2021	7,949,000	7,531,677

Nordstrom, Inc.
6.250% due 1/15/2018	6,220,000	6,466,492

Northern Indiana Public Service Co.
7.590% due 6/12/2017	187,000	189,102

Nucor Corp.
5.750% due 12/1/2017	2,849,000	2,937,208

NXP B.V. / NXP Funding LLC
5.750% due 2/15/2021 (e)	13,519,000	13,916,121

PBF Holding Co. LLC / PBF Finance Corp.
8.250% due 2/15/2020	5,236,000	5,353,810

Pemex Project Funding Master Trust
5.750% due 3/1/2018	10,492,000	10,871,810
9.250% due 3/30/2018 (c)	99,000	105,131

Pennsylvania Electric Co.
6.050% due 9/1/2017	4,312,000	4,397,813

Pitney Bowes Inc.
5.750% due 9/15/2017	2,170,500	2,216,591
5.600% due 3/15/2018	106,000	109,721

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	1,700,000	1,721,566

PNC Bank, N.A.
4.875% due 9/21/2017	3,499,000	3,560,957
6.000% due 12/7/2017	2,015,000	2,081,932
6.875% due 4/1/2018	1,150,000	1,212,049

Protective Life Corp.
6.400% due 1/15/2018	811,000	842,802

Regency Energy Partners LP
6.500% due 7/15/2021	45,484,000	46,875,856

Reinsurance Group of America, Inc.
3.628% due 12/15/2065 (b)	32,993,000	30,023,630

RPM Int'l., Inc.
6.500% due 2/15/2018	121,000	126,600

Ryder System, Inc.
3.500% due 6/1/2017	535,000	537,842

Seagate HDD Cayman
7.000% due 11/1/2021	2,569,000	2,642,859

Select Income REIT
2.850% due 2/1/2018	24,506,000	24,696,289

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (e)	23,900,000	24,378,000

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SESI LLC
6.375% due 5/1/2019	$22,231,000	$22,314,366
7.125% due 12/15/2021	38,264,000	39,316,260

SLM Corp.
5.500% due 3/15/2019	800,000	779,026
6.000% due 3/15/2019 (c)	140,000	137,609
6.600% due 3/15/2019 (c)	395,000	392,757
5.190% due 4/24/2019	529,000	525,694
6.250% due 9/15/2020 (c)	172,000	165,967
6.750% due 12/15/2020 (c)	306,000	298,748
6.750% due 12/15/2020 (c)	95,000	92,749
8.000% due 12/15/2020 (c)	71,000	71,050
6.000% due 6/15/2021	261,000	245,294
6.150% due 6/15/2021	146,000	138,012
7.250% due 1/25/2022	602,000	627,585

Smithfield Foods, Inc.
7.750% due 7/1/2017	6,565,000	6,718,621

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (b)	38,809,000	33,015,981

Standard Chartered PLC
4.000% due 7/12/2022 (b)(e)	27,573,000	27,721,232

State Street Corp.
4.956% due 3/15/2018 (c)	720,000	742,011

Symantec Corp.
2.750% due 6/15/2017	1,608,000	1,611,058

Tech Data Corp.
3.750% due 9/21/2017	6,091,000	6,159,938

Time Warner Cable Inc.
5.850% due 5/1/2017	6,814,000	6,864,022

Tyco Electronics Group S.A.
6.550% due 10/1/2017	7,851,000	8,077,831

UBS AG, Stamford Branch
7.375% due 6/15/2017	342,000	347,394

United Technologies Corp.
1.800% due 6/1/2017	380,000	380,662

Unitrin, Inc.
6.000% due 5/15/2017	18,367,000	18,526,334

Vodafone Group PLC
1.625% due 3/20/2017	1,177,000	1,177,418

Volkswagen Int'l. Finance N.V.
2.375% due 3/22/2017 (e)	3,545,000	3,547,024

Walgreens Boots Alliance, Inc.
1.750% due 11/17/2017	10,065,000	10,093,061

Watson Pharmaceuticals, Inc.
1.875% due 10/1/2017	5,421,000	5,433,663

Wells Fargo & Co.
5.625% due 12/11/2017	2,000,000	2,063,648
7.980% due 3/15/2018 (b)(d)	32,006,000	33,686,315

Western Power Distribution
7.250% due 12/15/2017 (e)	2,580,000	2,671,360

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Western Union Co.
2.875% due 12/10/2017	$4,188,000	$4,225,968

Westvaco Corp.
7.500% due 6/15/2027	427,000	447,322

Willis North America Inc.
6.200% due 3/28/2017	2,536,000	2,544,815

Wyndham Worldwide Corp.
2.950% due 3/1/2017	532,000	532,000
5.750% due 2/1/2018	2,051,000	2,103,610

XL Group PLC
6.500% due 4/15/2017 (b)(d)	85,311,000	71,874,517

Zions Bancorporation
4.500% due 3/27/2017	1,975,000	1,978,391

Total Corporate Bonds		1,886,232,154

Federal Agency Mortgage-Backed Securities - 0.0%
Freddie Mac
6.500% due 12/1/2018, Series C9-0241	7,671	7,931

Ginnie Mae
7.000% due 5/15/2033, Series 78-2071X	28,090	33,167

Total Federal Agency Mortgage-Backed Securities		41,098

Taxable Municipal Bonds - 2.5%
Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	8,060,000	8,294,465

City of Miami FL
6.750% due 12/1/2018	995,000	1,054,799

City of Newark NJ
5.603% due 4/1/2018	455,000	463,140

County of Reeves TX Certs. of Participation
5.000% due 12/1/2017	45,000	42,971
6.250% due 12/1/2017	45,000	42,970
7.400% due 12/1/2017	265,000	253,049
5.625% due 12/1/2018	125,000	118,079
6.500% due 12/1/2018	225,000	212,544
7.500% due 12/1/2018	35,000	33,062
6.750% due 12/1/2019	1,320,000	1,226,821
6.125% due 12/1/2020	680,000	563,904
6.875% due 12/1/2020	370,000	306,834
6.375% due 12/1/2021	45,000	30,566
7.000% due 12/1/2021	500,000	339,635
7.700% due 12/1/2021	3,340,000	2,269,196

District of Columbia Revenue
5.375% due 10/1/2018	1,455,000	1,467,426

Eastern Illinois University
5.000% due 4/1/2017	405,000	405,855
5.250% due 4/1/2018	775,000	797,312
5.450% due 4/1/2019	515,000	540,755
5.600% due 4/1/2020	585,000	610,974
5.700% due 4/1/2021	125,000	130,429

Fannin County TX Public Facility Corp.
4.600% due 10/1/2017	740,000	688,489
5.200% due 10/1/2019	515,000	424,545
5.650% due 10/1/2021	825,000	634,557

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Florida State Mid-Bay Bridge Authority
3.784% due 10/1/2021	$4,325,000	$4,385,334

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	1,615,000	1,339,691

Guam Gov't. Business Privilege Tax Revenue
4.383% due 1/1/2022	1,375,000	1,366,846

Guam Gov't. Waterworks Authority
2.516% due 7/1/2017	210,000	210,057
3.061% due 7/1/2018	255,000	256,346

Kentucky Economic Development Finance Authority
7.000% due 12/1/2021	255,000	256,369

Kentucky Public Transportation Infrastructure Authority
3.220% due 7/1/2017	1,670,000	1,677,114

Lancaster PA Parking Authority
5.760% due 12/1/2017	490,000	507,459

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (e)	180,000	180,776
5.983% due 12/1/2022 (e)	8,595,000	8,697,452

Memphis TN Health Educational & Housing Facility Board
4.500% due 3/1/2018	75,000	74,911

New Jersey Economic Development Authority
5.000% due 6/15/2017 (e)	100,000	100,465

New Jersey Sports & Exposition Authority
6.076% due 3/1/2023	555,000	601,609

Pontotoc County OK Educational Facilities Authority
4.119% due 9/1/2023	290,000	298,483

Public Finance Authority WI Student Housing Revenue
4.500% due 7/1/2021	1,730,000	1,715,658

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016 (f)	24,080,000	6,140,400

Rockford IL Park District
3.000% due 12/15/2017	350,000	351,914

San Luis AZ Facility Development Corp.
4.650% due 5/1/2017	1,130,000	1,081,602
5.050% due 5/1/2018	780,000	691,681
5.350% due 5/1/2019	1,240,000	1,033,788
5.600% due 5/1/2020	670,000	536,027
5.700% due 5/1/2020	850,000	680,025
5.800% due 5/1/2021	1,055,000	820,104
5.900% due 5/1/2021	980,000	761,793
6.100% due 5/1/2022	1,030,000	729,549
6.200% due 5/1/2022	1,035,000	733,070

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Summit County OH Development Finance Authority
6.250% due 5/15/2026	$630,000	$649,769

West Texas Detention Facility Corp.
4.400% due 11/1/2017	1,195,000	1,117,194
4.700% due 11/1/2018	920,000	806,849

Willacy County TX Local Gov't. Corp.
7.800% due 12/1/2028 (f)	1,495,000	1,001,650

Willacy County TX Public Facility Corp.
6.000% due 12/1/2017	390,000	325,767
5.600% due 12/1/2018	420,000	344,866

Total Taxable Municipal Bonds		60,426,995

Tax-Exempt Municipal Bonds - 0.3%
Casino Reinvestment Development Authority NJ
5.250% due 6/1/2019	5,000,000	5,019,800

Puerto Rico Commonwealth
5.500% due 7/1/2018	100,000	104,305
5.500% due 7/1/2019	130,000	138,306

Puerto Rico Electric Power Authority
5.000% due 7/1/2019	770,000	790,975

Puerto Rico Highways & Transportation Authority
4.125% due 7/1/2019	120,000	121,035

Puerto Rico Municipal Finance Agency
5.250% due 8/1/2019	100,000	102,789

Total Tax-Exempt Municipal Bonds		6,277,210

United States Government & Agency Issues - 0.3%
Federal Home Loan Banks
0.875% due 3/10/2017	2,000,000	2,000,182
5.125% due 3/10/2017	5,000,000	5,005,655

Total United States Government & Agency Issues		7,005,837

TOTAL BONDS (COST $2,352,264,451)		2,287,490,146

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares or
	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.7%

Money Market Funds - 0.0%
Fidelity Inst'l. Government Portfolio Class I, 0.456% (a)	100,000	$100,000

Total Money Market Funds		100,000

United States Government & Agency Issues - 1.7%
U.S. Treasury Bills
0.443% due 3/2/2017 (b)	$19,000,000	18,999,763
0.438% due 3/9/2017 (b)	10,000,000	9,998,918
0.398% due 3/16/2017 (b)	10,000,000	9,998,279

Total United States Government & Agency Issues		38,996,960

TOTAL SHORT-TERM INVESTMENTS (COST $39,096,959)		39,096,960

TOTAL INVESTMENTS - 98.3% (COST $2,391,361,410)		2,326,587,106

NET OTHER ASSETS AND LIABILITIES - 1.7%		40,278,662

NET ASSETS - 100.0%		$2,366,865,768

(a) Represents the 7-day yield at February 28, 2017.
(b) Rate shown represents the current coupon rate at February 28, 2017.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Perpetual maturity; date shown represents next contractual call date.
(e) Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.
(f) Security is currently in default. When a bond is in default its scheduled interest and/or principal payments are not currently being paid.

A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.:	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
FSB:	Federal Savings Bank
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company
REIT:	Real Estate Investment Trust
S.A.:	Generally designates corporations in various countries, mostly those employing the civil law.
SCS:	société en commandite simple is the Luxembourg equivalent of a limited partnership.

At February 28, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$2,391,475,112
Unrealized appreciation	$10,650,419
Unrealized depreciation	$(75,538,425)
Net unrealized appreciation (depreciation)	$(64,888,006)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2017

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s equity securities including common stocks, ADRs and REITs are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, and municipal bonds are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2017:

LargeCap Fund

Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$122,279,775	$-	$-	$122,279,775
Short-term investments	255,955	-	-	255,955
Total Assets	$122,535,730	$-	$-	$122,535,730

MidCap Fund

Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$46,300,505	$-	$-	$46,300,505
Short-term investments	214,918	-	-	214,918
Total Assets	$46,515,423	$-	$-	$46,515,423

Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	$-	$2,287,490,146	$-	$2,287,490,146
Short-term investments	100,000	38,996,960	-	39,096,960
Total Assets	$100,000	$2,326,487,106	$-	$2,326,587,106

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal period ended February 28, 2017. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

2

Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 24th day of April, 2017.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 24th day of April, 2017.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

4